Goodwill - After-Tax Discount Rates Applied to the Cash Flow Projections (Details)	Dec. 31, 2024	Dec. 31, 2023
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.60%	9.10%
After-tax discount rates applied to cash flow projections (as a percent)	6.60%	7.00%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	13.90%	14.80%
After-tax discount rates applied to cash flow projections (as a percent)	11.50%	12.00%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
Before-tax discount rates applied to cash flow projections (as a percent)	8.00%	8.40%
After-tax discount rates applied to cash flow projections (as a percent)	5.50%	5.80%